Related-party transactions (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Related-party expense	$ (4,520)	$ (2,392)	$ (1,041)
E d e l c o s member
Reserve Quantities [Line Items]
Related-party expense	(4,252)	(1,775)	0
P e s a member
Reserve Quantities [Line Items]
Related-party expense	0	0	(606)
S a c m e member
Reserve Quantities [Line Items]
Related-party expense	(236)	(617)	(300)
Andina p l c member
Reserve Quantities [Line Items]
Related-party expense	(27)	0	0
O s v a member
Reserve Quantities [Line Items]
Related-party expense	0	0	(80)
S b and w m abogados member
Reserve Quantities [Line Items]
Related-party expense	0	0	(39)
F i d u s member
Reserve Quantities [Line Items]
Related-party expense	0	0	(12)
Abelovich polano associates member
Reserve Quantities [Line Items]
Related-party expense	0	0	(4)
Estudio Cuneo Libarona Abogados [Member]
Reserve Quantities [Line Items]
Related-party expense	$ (5)	$ 0	$ 0